Borrowings (Tables)	12 Months Ended
Dec. 29, 2013
Borrowings [Abstract]
Schedule of Long-term Debt Instruments
The components of long-term debt are as follows:

(Dollars in Millions)	2013		Effective Rate %		2012		Effective Rate %
0.70% Notes due 2013	$—		—%		500		0.75
3.80% Debentures due 2013	—		—		500		3.82
3 month LIBOR+0% FRN due 2013	—		—		500		0.31
3 month LIBOR+0.09% FRN due 2014	750		0.33		750		0.40
1.20% Notes due 2014	999		1.24		999		1.24
2.15% Notes due 2016	898		2.22		898		2.22
3 month LIBOR+0.07% FRN due 2016	800		0.31		—		—
0.70% Notes due 2016	397		0.74		—		—
5.55% Debentures due 2017	1,000		5.55		1,000		5.55
5.15% Debentures due 2018	898		5.15		898		5.15
1.65% Notes due 2018	589		1.70		—		—
4.75% Notes due 2019 (1B Euro 1.3683) (2)/ (1B Euro 1.3275) (3)	1,363	(2)	5.83		1,321	(3)	5.83
3% Zero Coupon Convertible Subordinated Debentures due 2020	179		3.00		205		3.00
2.95% Debentures due 2020	542		3.15		542		3.15
3.55% Notes due 2021	446		3.67		446		3.67
6.73% Debentures due 2023	250		6.73		250		6.73
3.375% Notes due 2023	550		3.38		—		—
5.50% Notes due 2024 (500MM GBP 1.6414)(2)/(500MM GBP 1.6169) (3)	816	(2)	6.75		803	(3)	6.75
6.95% Notes due 2029	296		7.14		296		7.14
4.95% Debentures due 2033	500		4.95		500		4.95
4.375% Notes due 2033	646		4.42		—		—
5.95% Notes due 2037	995		5.99		995		5.99
5.85% Debentures due 2038	700		5.86		700		5.86
4.50% Debentures due 2040	539		4.63		539		4.63
4.85% Notes due 2041	298		4.89		298		4.89
4.50% Notes due 2043	499		4.52		—		—
Other	147		—		61		—
	15,097	(4)	4.00	(1)	13,001	(4)	4.14	(1)
Less current portion	1,769				1,512
	$13,328				11,489

(1)	Weighted average effective rate.

(2)	Translation rate at December 29, 2013.

(3)	Translation rate at December 30, 2012.

(4)	The excess of the fair value over the carrying value of debt was $1.4 billion in 2013 and $2.2 billion in 2012.

Aggregate maturities of long term obligations	Aggregate maturities of long-term obligations commencing in 2014 are:

(Dollars in Millions)
2014	2015	2016	2017	2018	After 2018
$1,769	76	2,096	1,007	1,526	8,623